Investment Securities (Tables)	12 Months Ended
Mar. 31, 2012
Investment Securities [Abstract]
Schedule Of Amortized Cost, Gross Unrealized Gains (Losses) And Fair Value Of Investment Securities

At March 31, 2011:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Estimated fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥44,756,826	¥75,017	¥112,221		¥44,719,622
Japanese prefectural and municipal bonds	193,712	6,578	9		200,281
Foreign governments and official institutions bonds	973,175	16,472	856		988,791
Corporate bonds	3,058,698	84,262	3,418		3,139,542
Residential mortgage-backed securities	1,140,271	11,593	13,293		1,138,571
Commercial mortgage-backed securities	31,485	181	1,276		30,390
Asset-backed securities	452,280	665	555		452,390
Other debt securities	960	—	—		960
Marketable equity securities	2,642,287	1,073,797	56,750		3,659,334

Total	¥53,249,694	¥1,268,565	¥188,378		¥54,329,881

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,026,443	¥7,987	¥—		¥1,034,430
Japanese prefectural and municipal bonds	22,667	178	—		22,845
Foreign governments and official institutions bonds	893,316	6,758	2,451		897,623
Corporate bonds	138,810	1,165	46		139,929
Asset-backed securities	935,876	32,144	3,930	(1)	964,090
Other debt securities	77	4	—		81

Total	¥3,017,189	¥48,236	¥6,427		¥3,058,998

Note:

(1)	UNBC reclassified collateralized loan obligations ("CLOs"), which totaled ¥111,895 million at fair value, from securities available for sale to securities being held to maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses as of the date of reclassification remaining in accumulated other changes in equity from nonowner sources in the accompanying consolidated balance sheets was ¥39,915 million before taxes at March 31, 2011 and is not included in the table above.

At March 31, 2012:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Estimated fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥48,736,276	¥155,010	¥8,624		¥48,882,662
Japanese prefectural and municipal bonds	173,028	7,750	—		180,778
Foreign governments and official institutions bonds	953,364	18,606	742		971,228
Corporate bonds	2,460,263	68,933	2,639		2,526,557
Residential mortgage-backed securities	1,129,948	14,239	5,602		1,138,585
Commercial mortgage-backed securities	96,502	2,512	684		98,330
Asset-backed securities	503,011	401	891		502,521
Other debt securities	964	—	—		964
Marketable equity securities	2,315,374	1,129,136	5,734		3,438,776

Total	¥56,368,730	¥1,396,587	¥24,916		¥57,740,401

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥590,147	¥4,370	¥—		¥594,517
Japanese prefectural and municipal bonds	3,531	6	—		3,537
Foreign governments and official institutions bonds	626,871	3,691	169		630,393
Corporate bonds	59,857	201	14		60,044
Asset-backed securities	1,104,890	39,447	2,212	(1)	1,142,125
Other debt securities	72	1	—		73

Total	¥2,385,368	¥47,716	¥2,395		¥2,430,689

Note:

(1)	As a result of the reclassification mentioned above, the unrealized losses at the date of reclassification remaining in accumulated other changes in equity from nonowner sources in the accompanying consolidated balance sheets was ¥29,539 million before taxes at March 31, 2012 and is not included in the table above.

Contractual Maturity

	Held-to-maturity		Available for sale
	Amortized cost	Estimated fair value	Estimated fair value
	(in millions)
Due in one year or less	¥729,168	¥732,666	¥15,218,529
Due from one year to five years	588,159	596,852	29,800,171
Due from five years to ten years	696,287	722,033	5,634,612
Due after ten years	371,754	379,138	3,648,313

Total	¥2,385,368	¥2,430,689	¥54,301,625

Schedule Of Investments, By Type And Length In Continuous Loss Position

Less than 12 months			12 months or more		Total
At March 31, 2011:	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Number of securities
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥24,169,306	¥95,292	¥998,080	¥16,929	¥25,167,386	¥112,221	136
Japanese prefectural and municipal bonds	10,111	9	—	—	10,111	9	6
Foreign governments and official institutions bonds	96,431	855	524	1	96,955	856	43
Corporate bonds	309,067	2,051	148,667	1,367	457,734	3,418	3,155
Residential mortgage-backed securities	528,791	10,281	32,139	3,012	560,930	13,293	281
Commercial mortgage-backed securities	—	—	22,236	1,276	22,236	1,276	13
Asset-backed securities	16,708	56	35,961	499	52,669	555	23
Marketable equity securities	504,958	56,604	542	146	505,500	56,750	122

Total	¥25,635,372	¥165,148	¥1,238,149	¥23,230	¥26,873,521	¥188,378	3,779

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	¥191,109	¥1,255	¥47,145	¥1,196	¥238,254	¥2,451	23
Corporate bonds	7,120	46	—	—	7,120	46	4
Asset-backed securities	259,446	3,840	126,948	90	386,394	3,930	247

Total	¥457,675	¥5,141	¥174,093	¥1,286	¥631,768	¥6,427	274

	Less than 12 months		12 months or more		Total
At March 31, 2012:	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Number of securities
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥15,976,426	¥3,035	¥794,870	¥5,589	¥16,771,296	¥8,624	65
Foreign governments and official institutions bonds	27,255	674	3,923	68	31,178	742	42
Corporate bonds	273,322	1,709	87,770	930	361,092	2,639	2,077
Residential mortgage-backed securities	128,824	2,071	27,536	3,531	156,360	5,602	162
Commercial mortgage-backed securities	9,683	253	12,664	431	22,347	684	20
Asset-backed securities	9,425	891	—	—	9,425	891	10
Marketable equity securities	102,018	5,570	528	164	102,546	5,734	56

Total	¥16,526,953	¥14,203	¥927,291	¥10,713	¥17,454,244	¥24,916	2,432

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	¥8,229	¥2	¥60,813	¥167	¥69,042	¥169	5
Corporate bonds	4,104	2	1,388	12	5,492	14	3
Asset-backed securities	220,509	1,964	119,165	248	339,674	2,212	222

Total	¥232,842	¥1,968	¥181,366	¥427	¥414,208	¥2,395	230

Roll-Forward Of Credit Loss Component Recognized in Earnings

	2010	2011	2012
	(in millions)
Balance at beginning of fiscal year	¥40,556	¥36,591	¥35,458

Additions:
Initial credit impairments	24,587	14,087	8,596
Subsequent credit impairments	5,235	6,401	5,186

Reductions:
Securities sold or matured	(33,787)	(21,621)	(19,174)

Balance at end of fiscal year	¥36,591	¥35,458	¥30,066